REVENUE (Details - Revenue by geographic destination) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,500,970	$ 0	$ 3,500,970	$ 0
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	120,336	0	120,336	0
International [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,380,634	$ 0	$ 3,380,634	$ 0